Commitment and Contingencies - Schedule of Future Non-Cancelable Rent Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 631
Thereafter	0
Payments to be received	$ 631